U.S. SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                FORM 24F-2
                     Annual Notice of Securities Sold
                          Pursuant to Rule 24f-2


1.   Name and address of issuer:

          Daily Cash Accumulation Fund, Inc.
          3410 South Galena Street
          Denver, Colorado 80231

2. Name of each series or class of funds for which this notice is filed:

          Daily Cash Accumulation Fund, Inc.

3.   Investment Company Act File Number: 811-2346

     Securities Act File Number: 2-46891

4.   Last day of fiscal year for which this notice is filed:
     12/31/95

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                                       /  /

6.   Date of termination of issuer's declaration under rule 24f-
     2(a)(1), if applicable (see instruction a.6):

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

          11,704,908,686      $11,704,908,686

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

          751,745,079         $751,745,079

9. Number and aggregate sale price of securities sold during the fiscal year:

          7,320,626,109       $7,320,626,109

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule
     24f-2:

          6,755,169,181       $6,755,169,181

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

          176,789,985         $176,789,985

12.  Calculation of registration fee:

     (i)   Aggregate sale price of securities sold
           during the fiscal year in reliance on
           rule 24f-2 (from Item 10):               $6,755,169,181
                                                    ------------
     (ii)  Aggregate price of shares issued in
           connection with dividend reinvestment
           plans (from Item 11, if applicable):     +$176,789,985
                                                    ------------
     (iii) Aggregate price of shares redeemed or
           repurchased during the fiscal year
           (if applicable):                         -$6,931,959,166
                                                    ------------
     (iv)  Aggregate price of shares redeemed or
           repurchased and previously applied as
           a reduction to filing fees pursuant to
           rule 24e-2 (if applicable):              +  -0-
                                                    ------------
     (v)   Net aggregate price of securities sold
           and issued during the fiscal year in
           reliance on rule 24f-2 (line (i), plus
           line (ii), less line (iii), plus line
           (iv)) (if applicable):                   $  -0-
                                                    ------------
     (vi)  Multiplier prescribed by Section 6(b)
           of the Securities Act of 1933 or other
           applicable law or regulation (see
           Instruction C.6):                        x 1/2900
                                                    ------------
     (vii) Fee due (line (i) or line (v) multiplied
           by line (vi)):                           $  -0-
                                                    ------------

Instruction: Issuers should complete line (ii), (iii), (iv), and
             (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See
             Instructions C.3.

13.  Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the
     Commission's Rule of Informal and Other Procedures (17 CFR
     202.3a).                                                           / /

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:




                                SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

                      Daily Cash Accumulation Fund, Inc.



                      By: /s/ Andrew J. Donohue
                          ------------------------------------
                          Andrew J. Donohue, Vice President

Date: 2/27/96


cc:  Allan Adams, Esq.
     Robert Bishop
     Gloria LaFond


sec\140.24f

                          MYER, SWANSON, ADAMS & WOLF, P.C.
                             Attorneys At Law
Rendle Myer          The Colorado State Bank Building            Of Counsel
Allan B. Adams          1600 Broadway - Suite 1850           Robert Swanson
Robert K. Swanson       Denver, Colorado 80202-4918              ------
Thomas J. Wolf*          Telephone (303) 866-9800              Fred E. Neef
*Board Certified         Facsimile (303) 866-9818               (1910-1986)
Civil Trial Advocate
By the National
Board of Trial Advocacy


                             February 22, 1996



Daily Cash Accumulation Fund, Inc.
3410 South Galena Street
Denver, Colorado 80231

Gentlemen:

This is to certify that we have examined the Articles of Incorporation of Daily Cash Accumulation Fund, Inc., (the "Fund") as amended, and its by-laws, as amended. From such investigation, we can advise as follows:

 1. That the Fund is duly organized under the laws of the State of Maryland and is a de jure corporation in good standing under the laws of the State of Maryland.

 2. That the Fund is authorized by its Articles of Incorporation to issue Fifteen Billion (15,000,000,000) shares of stock having a par value of Ten Cents ($.10) per share, the same being all of one class.

 3. We are informed that the number of shares sold during the year ending December 31, 1995 in reliance upon registration pursuant to Rule 24f-2 under the Investment Act of 1940, as amended, was 7,108,749,151. It is our opinion that the foregoing shares were legally issued, fully paid and non-assessable shares.

                          Sincerely,

                          /s/ Allan B. Adams

                          Allan B. Adams
                          of MYER, SWANSON, ADAMS & WOLF, P.C.